Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of exploration and evaluation assets		$ 30.0	$ 37.7	[1]	$ 51.5	[1]
General borrowing costs capitalised	[2]	43.4	17.5		22.9
Carrying value at end of the year		4,657.1	4,259.2	[1]
IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised (refer note 33)		67.3
Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		10,276.3	10,560.7
Reclassifications		0.0	0.0
Additions		612.5	814.2
Finance leases capitalised (refer note 33)		0.0	96.2
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Right-of-use assets capitalised (refer note 33)		209.6	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	[3]	5.9	0.0
General borrowing costs capitalised	[4]	31.0	17.5
Disposals		(14.3)	(528.7)
Disposal of subsidiary		(10.0)
Scrapping of assets		(388.1)
Changes in estimates of rehabilitation assets		66.1	24.1
Translation adjustment		116.1	(707.7)
Balance at end of the year		10,972.4	10,276.3		10,560.7
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		6,017.1	5,667.8
Charge for the year		610.0	668.4
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0
Impairment and reversal of impairment, net	[5]	0.2	411.7
Write-off of exploration and evaluation assets	[6]	30.0	37.7
Disposals		(11.8)	(398.2)
Disposal of subsidiary		(4.1)
Scrapping of assets		(388.1)
Translation adjustment		62.0	(370.3)
Balance at end of the year		6,315.3	6,017.1		5,667.8
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year		329.0
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised (refer note 33)		67.3
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		0.0
Reclassifications		0.4
Additions		0.0
Finance leases capitalised (refer note 33)		0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		88.6
Right-of-use assets capitalised (refer note 33)		209.6
Remeasurements of right-of-use assets capitalised (refer note 33)	[3]	5.9
General borrowing costs capitalised	[4]	0.0
Disposals		0.0
Disposal of subsidiary		0.0
Scrapping of assets		(0.3)
Changes in estimates of rehabilitation assets		0.0
Translation adjustment		1.5
Balance at end of the year		373.0	0.0
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		0.0
Charge for the year		42.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		1.3
Impairment and reversal of impairment, net	[5]	0.2
Write-off of exploration and evaluation assets	[6]	0.0
Disposals		0.0
Disposal of subsidiary		0.0
Scrapping of assets		(0.3)
Translation adjustment		0.8
Balance at end of the year		44.0	0.0
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year	[7]	3,939.4	3,680.7	[3]
Mine development infrastructure and other assets [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised (refer note 33)	[7]	0.0
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	[7]	9,662.3	9,886.4	[3]
Reclassifications	[7]	271.7	10.4	[3]
Additions	[7]	582.1	800.2	[3]
Finance leases capitalised (refer note 33)	[7]	0.0	96.2	[3]
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	[7]	(88.6)	0.0	[3]
Right-of-use assets capitalised (refer note 33)	[7]	0.0	0.0	[3]
Remeasurements of right-of-use assets capitalised (refer note 33)	[7]	0.0	0.0	[3]
General borrowing costs capitalised	[7]	31.0	17.5	[3]
Disposals	[7]	(11.0)	(494.6)	[3]
Disposal of subsidiary	[7]	(10.0)
Scrapping of assets	[7]	(381.6)
Changes in estimates of rehabilitation assets	[7]	0.0	0.0	[3]
Translation adjustment	[7]	111.2	(653.8)	[3]
Balance at end of the year	[7]	10,167.1	9,662.3		9,886.4	[3]
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	[7]	5,981.6	5,633.1	[3]
Charge for the year	[7]	555.1	658.3	[3]
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	[7]	(1.3)
Impairment and reversal of impairment, net	[7]	0.0	411.7	[3]
Write-off of exploration and evaluation assets	[7]	30.0	37.7	[3]
Disposals	[7]	(8.7)	(391.6)	[3]
Disposal of subsidiary	[7]	(4.1)
Scrapping of assets	[7]	(381.6)
Translation adjustment	[7]	56.7	(367.6)	[3]
Balance at end of the year	[7]	6,227.7	5,981.6		5,633.1	[3]
Land mineral rights and rehabilitation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value at end of the year		388.7	578.5
Land mineral rights and rehabilitation assets [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised (refer note 33)		0.0
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		614.0	674.3
Reclassifications		(272.1)	(10.4)
Additions		30.4	14.0
Finance leases capitalised (refer note 33)		0.0	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Right-of-use assets capitalised (refer note 33)		0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	[3]	0.0	0.0
General borrowing costs capitalised	[4]	0.0	0.0
Disposals		(3.3)	(34.1)
Disposal of subsidiary		0.0
Scrapping of assets		(6.2)
Changes in estimates of rehabilitation assets		66.1	24.1
Translation adjustment		3.4	(53.9)
Balance at end of the year		432.3	614.0		674.3
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		35.5	34.7
Charge for the year		12.9	10.1
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0
Impairment and reversal of impairment, net	[5]	0.0	0.0
Write-off of exploration and evaluation assets	[6]	0.0	0.0
Disposals		(3.1)	(6.6)
Disposal of subsidiary		0.0
Scrapping of assets		(6.2)
Translation adjustment		4.5	(2.7)
Balance at end of the year		$ 43.6	$ 35.5		$ 34.7

[1]	Refer note 42.
[2]	Borrowing costs capitalised of US$43.4 million comprise borrowing costs relating to general borrowings of US$31.0 million and specific borrowings of US$12.4 million. The specific borrowings of US$12.4 million relate to the Gruyere project and are included in additions to property, plant and equipment of US$612.5 million (refer note 13).
[3]	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Austalian consumer price index (“CPI”).
[4]	General borrowing costs of US$31.0 million (2018: US$17.5 million) arising on group general borrowings were capitalised during the period and comprised US$20.0 million (2018: US9.9 million) borrowings costs related to the Damang reinvestment project and US$11.0 million (2018: US7.6 million) borrowings costs related to the Gruyere project. An average interest capitalisation rate of 6.2% (2018: 5.9%) was applied.
[5]	The impairment of US$0.2 million (2018: US$411.7 million) is made up of US$0.2 million (2018: US$1.9 million) impairment of property, plant and equipment and US$nil (2018: US$409.8 million) impairment of the South Deep cash-generating unit.
[6]	The write-off of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$30.0 million (2018: US$37.7 million) is included in the US$84.4 million (2018: US$104.2 million) “Exploration expense” in the consolidated income statement.
[7]	Included in the cost of mine development, infrastructure and other assets are exploration and evaluation assets amounting to US$nil (2018: US$12.6 million).